Note 5 - Restaurant Purchases and Sales: Schedule of Business Acquisitions, by Acquisition (Tables)	6 Months Ended
Feb. 28, 2015
Papa John's
Schedule of Business Acquisitions, by Acquisition

Consideration paid:
Cash paid	$329,032
Total purchase price	$329,032

Consideration received:
Cash	$1,000
Inventory	8,032
Other current assets	8,784
Property and equipment, leasehold improvements	120,000
Intangible assets – franchise rights	191,216
Total Assets Acquired	$329,032

Green Valley Ranch
Schedule of Business Acquisitions, by Acquisition

Consideration paid:
Cash paid	$25,000
Forgiveness of rent payable	25,160
Total purchase price	$50,160

Consideration received:
Other current assets	$4,000
Property and equipment, leasehold improvements, net	27,487
Intangible assets, franchise rights, net	81,954
Loss on sale of assets	(63,281)
Total assets acquired	$50,160